Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Syndicated bank loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.08%	1.15%
Syndicated bank loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.08%	1.17%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.40%	0.56%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.00%	4.15%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.32%	1.90%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.55%	4.90%